Long-Term Debt (Details) - USD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Jan. 31, 2019
Debt Instrument [Line Items]
Long-term debt	$ 243.2	$ 243.0	$ 242.2
Long term debt outstanding		250.0
Asset based revolving line of credit
Debt Instrument [Line Items]
Amount outstanding	0.0	0.0	0.0
Revolving credit facility	100.0	100.0	100.0
Current borrowing capacity	42.0	60.0
Outstanding letter of credit amount	2.2	0.8
Senior Secured Notes 11.5 Percent Due 2025
Debt Instrument [Line Items]
Principle amount	$ 250.0	$ 250.0	250.0
Debt instrument, stated interest rate (as a percent)	11.50%	11.50%
Long-term debt		$ 243.0	$ 242.2
Long term debt outstanding	$ 243.2